Fair Value - Fair value of the Warrants (Details)	Mar. 31, 2023 $ / shares
Stock Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	3.30
Exercise price per share
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	11.50
Risk-free interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	3.58
Expected volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	28.6
Expected dividend yield
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants	0